EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 21,929	€ 21,680
Recognized in the consolidated income statement	25	(492)
Recognized in other comprehensive loss/ (income)	(30)	2,075
Other	(1,994)	(1,334)
Benefits paid	(1,842)	(1,514)
Other changes	(152)	180
Net defined benefit obligation	19,930	21,929
Italian employee severance indemnity (TFR)
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	21,795	21,195
Recognized in the consolidated income statement	25	0
Recognized in other comprehensive loss/ (income)	2	1,899
Other	(1,997)	(1,299)
Benefits paid	(1,842)	(1,490)
Other changes	(155)	191
Net defined benefit obligation	19,825	21,795
Pension plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	134	485
Recognized in the consolidated income statement	0	(492)
Recognized in other comprehensive loss/ (income)	(32)	176
Other	3	(35)
Benefits paid	0	(24)
Other changes	3	(11)
Net defined benefit obligation	€ 105	€ 134